Investments In Affiliates (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Affiliate jointly - owned companies - summarized financial information [Line Items]
Voyage revenue	$ 490,378	$ 483,995	$ 414,249
Affiliates balance sheet date [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Non-current assets	290,805	177,220
Current assets	11,969	13,267
Total assets of affiliates	302,774	190,487
Current liabilities	5,335	6,283
Affiliates income statement period [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Voyage revenue	14,218	12,449
Net loss	$ (1,669)	$ (6,360)